Employee benefit obligations - Ranges of assumptions (Details) - Ardagh Group S.A. - Defined benefit plan	Dec. 31, 2017	Dec. 31, 2016
United States
Assumptions and sensitivities
Rates of inflation	2.50%	2.50%
Discount rates	3.80%	4.45%
United States | Minimum
Assumptions and sensitivities
Rates of increase in salaries	2.00%	2.00%
United States | Maximum
Assumptions and sensitivities
Rates of increase in salaries	3.00%	3.00%
Germany
Assumptions and sensitivities
Rates of inflation	1.50%	1.50%
Rates of increase in salaries	2.50%	2.50%
Germany | Minimum
Assumptions and sensitivities
Discount rates	1.68%	1.57%
Germany | Maximum
Assumptions and sensitivities
Discount rates	2.24%	2.06%
United Kingdom
Assumptions and sensitivities
Rates of inflation	3.10%	3.20%
Rates of increase in salaries	2.60%	2.20%
Discount rates	2.70%	2.80%